Prospectus Supplement

John Hancock Variable Insurance Trust

Science & Technology Trust (the fund)

Supplement dated May 18, 2022 to the current Prospectus, as may be supplemented (the Prospectus)

On May 17, 2022, Allianz Global Investors U.S. LLC (“AGI US”), one of the subadvisers to the fund, pled guilty in the U.S. District Court for the Southern District of New York to one count of securities fraud. In addition, the U.S. Securities and Exchange Commission (“SEC”) entered an administrative cease-and-desist order against AGI US on the same date for certain violations of the Securities Exchange Act of 1934 and the Investment Advisers Act of 1940 and certain rules promulgated thereunder. The guilty plea and the cease-and-desist order do not relate to AGI US’s management of the fund, but rather to a discontinued offering by AGI US of certain private investment funds, which have since been liquidated.

As a consequence of the guilty plea and the SEC’s cease-and-desist order, AGI US is disqualified from acting as a subadviser to the fund. However, on May 17, 2022, the SEC issued an order under Section 9(c) of the Investment Company Act of 1940 granting temporary exemptive relief that permits AGI US to continue to act as a subadviser to the fund for a period of ten weeks in order to facilitate the orderly transition of the management of the portion of the fund managed by AGI US. Under the terms of the order, among other conditions, AGI US (or one of its affiliates) will bear all expenses associated with the transition of the management of the portion of the fund managed by AGI US.

John Hancock Variable Trust Advisers LLC, the fund’s investment adviser, is working to determine the best course of action to benefit fund shareholders following these events. The Board of Trustees of the Trust is aware of these events and will review any such recommendations and will determine appropriate action to take as a result.

You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Statement of Additional Information Supplement

John Hancock Variable Insurance Trust

Science & Technology Trust (the fund)

Supplement dated May 18, 2022 to the current Statement of Additional Information, as may be supplemented (the SAI)

On May 17, 2022, Allianz Global Investors U.S. LLC (“AGI US”), one of the subadvisers to the fund, pled guilty in the U.S. District Court for the Southern District of New York to one count of securities fraud. In addition, the U.S. Securities and Exchange Commission (“SEC”) entered an administrative cease-and-desist order against AGI US on the same date for certain violations of the Securities Exchange Act of 1934 and the Investment Advisers Act of 1940 and certain rules promulgated thereunder. The guilty plea and the cease-and-desist order do not relate to AGI US’s management of the fund, but rather to a discontinued offering by AGI US of certain private investment funds, which have since been liquidated.

As a consequence of the guilty plea and the SEC’s cease-and-desist order, AGI US is disqualified from acting as a subadviser to the fund. However, on May 17, 2022, the SEC issued an order under Section 9(c) of the Investment Company Act of 1940 granting temporary exemptive relief that permits AGI US to continue to act as a subadviser to the fund for a period of ten weeks in order to facilitate the orderly transition of the management of the portion of the fund managed by AGI US. Under the terms of the order, among other conditions, AGI US (or one of its affiliates) will bear all expenses associated with the transition of the management of the portion of the fund managed by AGI US.

John Hancock Variable Trust Advisers LLC, the fund’s investment adviser, is working to determine the best course of action to benefit fund shareholders following these events. The Board of Trustees of the Trust is aware of these events and will review any such recommendations and will determine appropriate action to take as a result.

You should read this supplement in conjunction with the SAI and retain it for your future reference.